Loans (Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	¥ 1,008
Loan forgiveness or debt to equity swaps charge-off		2,012
Interest rate reduction and/or postponement of principal and/or interest		203,239	¥ 194,648
Domestic
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		193,746	181,345
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		51,161	55,611
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		7,764	9,045
Domestic | Services
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		29,203	18,740
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		75,593	74,625
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		13,999	12,244
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		7,160	3,461
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		8,866	7,619
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1],[2]	1,008
Loan forgiveness or debt to equity swaps charge-off	[2]	2,012
Interest rate reduction and/or postponement of principal and/or interest	[2]	¥ 9,493	¥ 13,303

[1]	Amounts represent the book values of loans immediately after the restructurings.
[2]	The majority of Total foreign consist of Commercial and Industrial loans.